Schedule of Funded Status (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension
Pension and Other Postretirement Benefits Disclosure [Line Items]
Funded status of the plan at end of year	$ (229,933)	$ (52,067)
Accrued benefit cost	(229,933)	(52,067)
Postretirement Benefits
Pension and Other Postretirement Benefits Disclosure [Line Items]
Funded status of the plan at end of year	(25,086)	(27,352)
Accrued benefit cost	$ (25,086)	$ (27,352)